NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 93.4%
	APPAREL & TEXTILE PRODUCTS - 7.9%
60,000	Movado Group, Inc.	$ 1,096,200
70,000	Rocky Brands, Inc.	2,130,099
148,000	Superior Group of Companies, Inc.	1,944,720
59,000	Weyco Group, Inc.	1,787,700
		6,958,719
	ASSET MANAGEMENT - 8.7%
65,000	GCM Grosvenor, Inc., Class A	842,400
49,000	Sprott, Inc.	3,229,590
35,000	Vitesse Energy, Inc.	931,350
153,700	Westwood Holdings Group, Inc.	2,729,712
		7,733,052
	AUTOMOTIVE - 1.4%
33,000	Standard Motor Products, Inc.	1,280,730

	BANKING - 5.5%
15,850	Bank of Hawaii Corporation	1,079,702
76,500	Bar Harbor Bankshares	2,468,655
10,000	Wintrust Financial Corporation	1,372,900
		4,921,257
	CHEMICALS - 4.3%
65,000	Oil-Dri Corporation of America	3,859,700

	COMMERCIAL SUPPORT SERVICES - 2.2%
23,200	ABM Industries, Inc.	1,140,744
45,000	Ennis, Inc.	822,150
		1,962,894
	CONSTRUCTION MATERIALS - 0.9%
18,100	Apogee Enterprises, Inc.	795,948

	ELECTRIC UTILITIES - 7.2%
46,000	Avista Corporation	1,680,840
38,000	Northwestern Energy Group, Inc.	2,185,380
11,600	Otter Tail Corporation	974,284

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 93.4% (Continued)
	ELECTRIC UTILITIES - 7.2% (Continued)
33,500	Unitil Corporation	$ 1,573,160
		6,413,664
	ELECTRICAL EQUIPMENT - 3.9%
152,000	LSI Industries, Inc.	3,485,360

	GAS & WATER UTILITIES - 11.7%
59,000	Artesian Resources Corporation, Class C	1,955,850
162,000	Global Water Resources, Inc.	1,564,920
39,000	H2O America	1,964,430
48,000	Northwest Natural Holding Company	1,993,440
90,000	RGC Resources, Inc.	2,001,600
28,000	York Water Company (The)	869,960
		10,350,200
	HOME & OFFICE PRODUCTS - 6.0%
357,000	ACCO Brands Corporation	1,435,140
64,000	Flexsteel Industries, Inc.	2,968,320
64,000	Hamilton Beach Brands Holding Company, Class A	943,360
		5,346,820
	HOUSEHOLD PRODUCTS - 3.2%
169,000	Crown Crafts, Inc.	507,000
83,000	Energizer Holdings, Inc.	2,287,480
		2,794,480
	INSURANCE - 2.2%
84,000	Crawford & Company, Class A	910,560
23,000	Horace Mann Educators Corporation	1,057,540
		1,968,100
	LEISURE PRODUCTS - 2.0%
143,000	Escalade, Inc.	1,801,800

	MULTI ASSET CLASS REITS - 2.1%
48,000	Alexander & Baldwin, Inc.	928,320
107,000	LXP Industrial Trust	971,560
		1,899,880

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 93.4% (Continued)
	OIL & GAS PRODUCERS - 3.2%
367,000	Evolution Petroleum Corporation	$ 1,893,720
31,000	Riley Exploration Permian, Inc.	907,060
		2,800,780
	OIL & GAS SERVICES & EQUIPMENT - 1.8%
187,000	Select Water Solutions, Inc.	1,593,240

	RESIDENTIAL REIT - 2.2%
125,000	UMH Properties, Inc.	1,961,250

	RETAIL - CONSUMER STAPLES - 2.0%
50,000	Village Super Market, Inc., Class A	1,814,000

	RETAIL - DISCRETIONARY - 5.6%
22,000	Buckle, Inc. (The)	1,244,980
96,300	Ethan Allen Interiors, Inc.	2,841,813
41,000	Shoe Carnival, Inc.	856,900
		4,943,693
	SPECIALTY FINANCE - 2.7%
14,000	GATX Corporation	2,356,340

	SPECIALTY REIT - 3.5%
196,000	Postal Realty Trust, Inc., Class A	3,104,640

	TECHNOLOGY SERVICES - 0.7%
16,100	Value Line, Inc.	610,834

	TELECOMMUNICATIONS - 2.5%
122,000	Spok Holdings, Inc.	2,215,520

	TOTAL COMMON STOCKS (Cost $63,055,411)	82,972,901

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	PREFERRED STOCK — 1.1%
	HOME CONSTRUCTION — 1.1%
40,000	Green Brick Partners, Inc., 5.7500%	$ 952,680

	TOTAL PREFERRED STOCK (Cost $846,709)	952,680

	SHORT-TERM INVESTMENT — 5.3%
	MONEY MARKET FUND - 5.3%
4,674,277	First American Treasury Obligations Fund, Class X, 4.20%(a) (Cost $4,674,277)	4,674,277

	TOTAL INVESTMENTS - 99.8% (Cost $68,576,397)	$ 88,599,858
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	165,042
	NET ASSETS - 100.0%	$ 88,764,900

REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of August 31, 2025.